Long-term debt and interest and other costs	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt and interest and other costs	Long-term debt and interest and other costs
Accounting policy
Long-term debt represents debt issued privately without registration with a government authority and is payable to others under the terms of a signed agreement. Long-term debt is initially recognized at fair value and subsequently measured at amortized cost. Debt is qualified as long-term debt as long as the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
Interest accruals and payments relating to long-term debt are accounted for as part of Accrued and other liabilities.
Interest and other costs should be accrued and recorded with the passage of time over the agreed term, regardless of when the interest receipt or payment has taken place.
Long-term debt consists of the following (amounts for bonds represent carrying amount, not the principle amount):

Year ended December 31 (€, in millions)	2023	2024
€1,000 million 1.375% senior notes issued July 2016 and principal due July 7th 2026 interest annually payable on July 7th	936.8	967.7
€750 million 1.625% senior notes issued November 2016 and principal due May 28th 2027 interest annually payable on May 28th	701.3	720.1
€750 million 0.250% senior notes issued February 2020 and principal due February 25th 2030 interest annually payable on February 25th	743.7	744.8
€750 million 0.625% senior notes issued May 2020 and principal due May 7th 2029 interest annually payable on May 7th	747.9	748.3
€500 million 2.250% senior notes issued May 2022 and principal due May 17th 2032 interest annually payable on May 17th	472.1	478.2
€1,000 million 3.500% senior notes issued June 2023 and principal due December 6th 2025 interest annually payable on December 6th	1,008.6	1,010.3
Debt acquired from Berliner Glas (ASML Berlin GmbH)	20.5	18.2
Other	0.7	—
Long-term debt	4,631.6	4,687.6
Less: current portion of long-term debt	0.1	1,010.3
Non-current portion of long-term debt	4,631.5	3,677.3
All senior notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on the maturity date.
Our obligations to make principal repayments under our senior notes and other borrowing arrangements excluding interest expense as of December 31, 2024, are as follows:

€, in millions	Amount
2025	1,001.8
2026	1,001.8
2027	751.8
2028	1.8
2029	751.8
Thereafter	1,259.1
Total debt maturities	4,768.1
Eurobonds
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

Year ended December 31 (€, in millions)	2023	2024
Amortized cost amount	4,731.7	4,736.9
Fair value interest rate swaps[1]	(121.3)	(67.5)
Carrying amount	4,610.4	4,669.4
1.The fair value of the interest rate swaps excludes accrued interest.
We use interest rate swaps to minimize the net interest exposure for the group by aligning the interest terms of the available cash and the interest-bearing debt. The fair value changes of these interest rate swaps are recorded on the Consolidated balance sheets under Current and non-current accrued and other liabilities, as well as Current and non-current other assets, and the carrying amount of the Eurobonds is adjusted for these fair value changes.
The following table summarizes the estimated fair value of our Eurobonds:

Year ended December 31 (€, in millions)	2023	2024
Principal amount	4,750.0	4,750.0
Carrying amount	4,610.4	4,669.4
Fair value[1]	4,496.2	4,561.8
1.Source: Bloomberg Finance LP.
The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2024. The fair value deviates from the principal amount, due to changes in market interest rates and credit spreads since the issue of our Eurobonds, which carry a fixed coupon interest rate.
Debt acquired from Berliner Glas (ASML Berlin GmbH)
The loan of Berliner Glas (ASML Berlin GmbH) is a mortgage loan of €18.2 million with an annual interest rate of
0.5%, repayable in 2034. Debt decreased compared to 2023, due to repayments made in 2024.
Lines of credit
We maintain an available committed credit facility of €1,500.0 million as of December 31, 2024 (2023: €700.0 million), with a group of banks. No amounts were outstanding under the committed credit facility at the end of 2024 and 2023. This facility has a maturity date of May 2029 with two one year uncommitted extension options on the first and second anniversary of the facility (extending the maturity potentially to 2031). Outstanding amounts under this credit facility will bear an interest of Euribor plus a margin. The margin depends on our credit rating. In addition, there is a fee based on the utilization percentage of the facility.
ASML also has non-committed lines of credit available. These facilities provide ASML with the ability to request short-term unsecured loans from time to time for an aggregate amount not exceeding €2.75 billion. No amounts have been drawn under these lines of credit. Outstanding amounts under the non-committed facility will bear interest based on market conditions at the moment of drawdown.
Furthermore, ASML has non-committed guarantee facilities under which guarantees in the ordinary course of business, such as customs or rental guarantees, can be provided to third parties. These facilities also cover standby letters of credit, corporate credit cards and foreign exchange limits and are available in Euro, US dollar, Japanese yen and Taiwanese dollar. As of December 31, 2024 amounts of €44.1 million (2023: €46.9 million), JPY 4,825.0 million (2023: JPY nil) and TWD 553.7 million (2023: TWD nil ) were utilized under these facilities.
In 2024 ASML entered into a €1.5 billion Euro Commercial Paper (ECP) program. The program allows ASML to issue commercial paper up to 364 days in tenor, in a number of currencies. As of December 31, 2024, there is no commercial paper outstanding under this program.
Interest and other, net
Interest and other, net consists mainly of interest income and interest expenses. In 2024, the interest income component is €182.4 million (2023: €193.9 million; 2022: €16.2 million). Income mainly relates to interest income on cash and cash equivalents. In 2024, the interest expense component is €162.6 million (2023: €152.7 million; 2022:
€60.8 million). The expenses mainly relate to interest expense on our Eurobonds and interest rate swaps.